CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Net loss			$ (1,819,543)	$ (594,936)	$ (3,125,595)	$ (1,787,669)
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and Amortization			9,907	4,981	40,206	61,024
Common Stock Issued in Exchange for Services						800,000
Common Stock Issued in Acquisition			270,900
Common Stock Issued for Sponsorship					2,578	34,388
Common Stock Issued for Compensation				318,500	476,002	290,100
Interest expense related to warrants on convertible note			1,052,571		281,565
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable			(122,184)	8,015	73,581	(63,543)
Decrease (increase) in other receivable						(14,876)
Decrease (increase) in inventory			(201,148)	(96,608)	26,418	(619,405)
Decrease (increase) in prepaids						36,134
Decrease (increase) in other current assets			(1,946)	(1,723)	(2,109)	(1,001)
Decrease (increase) in deposits						(6,500)
Decrease (increase) in right-of-use asset			37,023	17,157	(580,820)	(378,013)
Increase (decrease) in accounts payable			49,246	90,270	185,163	42,456
Increase (decrease) in credit card payable			(12,925)	7,317	14,105	4,126
Increase (decrease) in accrued compensation			61,458		257,500
Increase (decrease) in accrued stock compensation					(3)
Increase (decrease) in accrued expenses			23,409	3,587	64,312	15,261
Increase (decrease) in derivative liability			265,866		361,152
Increase (decrease) in lease liability			(37,023)	(16,537)	555,822	357,171
Net cash provided by (used in) operating activities			(424,389)	(259,977)	(1,370,123)	(1,230,347)
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES:
Purchases of property, plant and equipment			(20,265)	(16,881)	(59,541)	(127,687)
Common Stock Issued for Trademark						59,250
Changes in goodwill			(1,275,938)
Changes in intellectual property			(9,953)	2,044	8,175	(81,750)
Investment						1,648
Net cash provided by (used in) investing activities			(1,306,156)	(14,837)	(51,366)	(148,539)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:
Proceeds from shareholder payable
Changes in note payable - related party			(3,000)	260,120	(12,000)	60,000
Changes in line of credit - related party				(3,000)	403,000	1,092,151
Changes in note payable - acquisition			642,282
Changes line of credit						255,000
Changes in convertible debt			913,809		1,012,274
Changes in PPP note payable			117,487		95,161
Net cash provided by (used in) financing activities			1,670,578	257,120	1,498,435	1,407,151
Net cash increase for period			(59,967)	(17,694)	76,945	28,265
Cash at beginning of period	$ 113,168	$ 36,223	113,168	36,223	36,223	7,958
Cash at end of period			56,201	18,529	113,168	36,223
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest			17,205	35,877	35,877	5,158
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Shares of Common Stock Returned						186,500
S and S Beverage [Member]
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Net loss	(3,467)	(82,401)			(628,469)	(774,792)
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and Amortization					968	968
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable		16,024			71,656	(81,094)
Decrease (increase) in inventory		(18,757)			14,199	(74,888)
Increase (decrease) in accounts payable	(23,229)	15,830			(26,821)	88,338
Increase (decrease) in interest payable					11,915
Increase (decrease) in due to/from customers		(27,886)			(27,886)	314,083
Net cash provided by (used in) operating activities	(26,696)	(97,190)			(584,438)	(486,613)
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES:
Purchases of property, plant and equipment
Net cash provided by (used in) investing activities
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:
Changes in note payable - related party	10,000	45,001			548,001	514,752
Net cash provided by (used in) financing activities	10,000	45,001			548,001	514,752
Net cash increase for period	(16,696)	(52,189)			(36,437)	28,139
Cash at beginning of period	(6,362)	30,075	$ (6,362)	$ 30,075	30,075	1,936
Cash at end of period	(23,058)	(22,114)			(6,362)	30,075
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes					13,290
Cash paid for interest					$ 11,915	$ 10,597